Other Expenses (Tables)	6 Months Ended
Jun. 30, 2026
Other Expenses [Abstract]
Schedule of Other Expenses

For the periods ended June 30, 2026 and 2025, other expenses consists of the following:

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Fines (*)	4,909,412	1,598,455	9,065,960	3,016,320
Other	349,385	180,331	902,463	322,807
Total	5,258,797	1,778,786	9,968,423	3,339,127

(*)	Relates to fines paid on behalf of platform users for acquisition and retention purposes to support platform usage.